Related party transactions (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Employee	Dec. 31, 2013	Dec. 31, 2012	Oct. 02, 2014	Dec. 20, 2011	Nov. 07, 2014
Aquiline Capital Partners LLC [Member]
Related Party Transaction [Line Items]
Shares owned by related party	523,180
Warrants to purchase shares	2,756,088
Related Parties Number Of Employees	2
Group Ark Insurance Holdings Ltd [Member]
Related Party Transaction [Line Items]
Gross premiums written	2,073,000	$ 2,899,000	$ 7,582,000
Premiums receivable	335,000	238,000
Reinsurance premiums ceded	126,000	85,000	90,000
Related Party Transaction Reinsurance Balances Payable	4,000	4,000
Related Party Transaction Loss Reserves Recoverable	1,063,000	3,698,000
Earned premium adjustments	1,982,000	2,911,000	7,625,000
Conning Inc [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	515,000	283,000
Investment management fees	1,125,000	500,000	809,000
Aquiline Capital Partners II GP Offshore Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	0	0
Percentage of interest assumed	100.00%
Related Party Transaction Capital Commitment	50,000,000
Partnership fees incurred	342,000	1,236,000	2,979,000
Capital contributions	12,468,000	14,492,000	14,365,000
Related Party Transaction Remaining Commitment	7,500,000	17,890,000
Aquiline Financial Services Fund II LP [Member]
Related Party Transaction [Line Items]
Percentage of interest assumed	100.00%
Related Party Transaction Capital Commitment				10,000,000	50,000,000
Aquiline Financial Services Fund III LP [Member]
Related Party Transaction [Line Items]
Related Party Transaction Capital Commitment						100,000,000
Partnership fees incurred	0
Capital contributions	0
Related Party Transaction Remaining Commitment	100,000,000